Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 940,298	$ 136,761	¥ 279,952	$ 40,718	¥ 156,930	¥ 127,128
RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	332,702		206,951
US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 607,596	$ 88,529	¥ 73,001	$ 11,163